Taxes (Reconciliation of Tax Rates) (Details 5)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the statutory U.S. federal tax rate to the company's effective tax rate from continuing operations
Statutory rate	35.00%	35.00%	35.00%
Foreign tax differential	(17.00%)	(14.00%)	(13.00%)
State and local	1.00%	1.00%	0.00%
Domestic incentives	(2.00%)	(2.00%)	(3.00%)
Other	(1.00%)	1.00%	(2.00%)
Effective rate	16.00%	21.00%	17.00%